N-2	Dec. 12, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001280784
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Hercules Capital, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
The following table is intended to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. However, we caution you that some of the percentages indicated in the table below are estimates and may vary. The footnotes to the fee table state which items are estimates. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in Hercules Capital, Inc.

Stockholder Transaction Expenses (as a percentage of the public offering price):
Sales load (as a percentage of offering price) (1)	2.00%
Offering expenses	0.06	% (2)
Dividend reinvestment plan fees	—	(3)

Total stockholder transaction expenses (as a percentage of the public offering price)	2.06%

(1)
Represents the estimated commission with respect to the shares of common stock
being sold in this offering. Each Sales Agent will be entitled to compensation up to 2.0% of the gross proceeds of the sale of any shares of our common stock under the applicable Equity Distribution Agreement, with the exact amount of such compensation to be mutually agreed upon by the Company and the Sales Agent from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	The percentage reflects estimated offering expenses of approximately $350,000, assuming all shares are sold under this prospectus supplement.
(3)
The expenses associated with the administration of our dividend reinvestment plan are included in “Operating expenses.” We pay all brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan” In the accompanying prospectus.

Sales Load [Percent]	2.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.06%	[2]
Other Transaction Expense 2 [Percent]	0.00%	[3]
Other Transaction Expenses [Percent]	2.06%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock): (4)
Operating expenses	4.57	% (5)(6)
Interest and fees paid in connection with borrowed funds	4.61	% (7)
Acquired fund fees and expenses	0.01	% (9)

Total annual expenses	9.19	% (8)

(4)	“Net assets attributable to common stock” equals the weighted average net assets for the nine months ended September 30, 2024, which is approximately $1,846.2 million.
(5)
“Operating expenses” represent our estimated operating expenses by annualizing our actual expenses for the nine months ended September 30, 2024, including all fees and expenses of our consolidated subsidiaries and excluding interest and fees on our debt.

(6)
We do not have an investment adviser and are internally managed by our executive officers under the supervision of our Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals.

(7)
“Interest and fees paid in connection with borrowed funds” represent our estimated interest, fees, and credit facility expenses by annualizing our actual interest, fees and credit facility expenses incurred for the nine months ended September 30, 2024.

(8)
“Total annual expenses” is the sum of “Operating expenses”, “Interest and fees paid in connection with borrowed funds”, and “Acquired fund fees and expenses”. “Total annual expenses” is presented as a percentage of weighted average net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) bear all of our fees and expenses, including the fees and expenses of our wholly-owned consolidated subsidiaries, all of which are included in this fee table presentation.
(9)
“Acquired fund fees and expenses” represent the estimated indirect expenses by annualizing our actual indirect expenses incurred due to investments in other investment companies and private funds for the nine months ended September 30, 2024.

Interest Expenses on Borrowings [Percent]	4.61%	[4]
Acquired Fund Fees and Expenses [Percent]	0.01%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	4.57%	[6],[7]
Total Annual Expenses [Percent]	9.19%	[8]
Expense Example [Table Text Block]
The below example is intended to help you understand the cumulative expenses that you would pay on a $1,000 investment in our common stock over a
1-,
3-,
5-
and
10-year
period. These hypothetical expenses assume a 5% annual return on your investment, annual operating expenses of 4.57% (from the above table) and that we incur no additional leverage and that all dividends are reinvested in additional shares of common stock. Actual expenses, returns, operating expenses, leverage levels, dividend amounts and dividend treatment may all differ.

1 Year	3 Years	5 Years	10 Years
$109	$274	$427	$756
The example and the expenses in the tables above should not be considered a representation of our future expenses, and actual expenses may be greater or lesser than those shown. Moreover, while the example assumes, as required by the applicable rules of the SEC, a 5% annual return, our performance will vary and may result in a return greater or lesser than 5%. In addition, while the example assumes reinvestment of all distributions at NAV, participants in our dividend reinvestment plan may receive shares valued at the market price in effect at that time. This price may be at, above or below NAV. See “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.

Expense Example, Year 01 | $	$ 109
Expense Example, Years 1 to 3 | $	274
Expense Example, Years 1 to 5 | $	427
Expense Example, Years 1 to 10 | $	$ 756
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price	[1]
Other Expenses, Note [Text Block]	“Operating expenses” represent our estimated operating expenses by annualizing our actual expenses for the nine months ended September 30, 2024, including all fees and expenses of our consolidated subsidiaries and excluding interest and fees on our debt.We do not have an investment adviser and are internally managed by our executive officers under the supervision of our Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired fund fees and expenses” represent the estimated indirect expenses by annualizing our actual indirect expenses incurred due to investments in other investment companies and private funds for the nine months ended September 30, 2024.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to maximize our portfolio total return by generating current income from our debt investments and capital appreciation from our warrant and equity-related investments.
Risk Factors [Table Text Block]
Risk Factors
An investment in our common stock may be speculative and involves risks, including total loss of investment. The companies in which we invest are also subject to special risks. See “Risk Factors” beginning on page 12 of the accompanying prospectus, in our most recent Annual Report on Form
10-K,
our subsequent Quarterly Reports on Form
10-Q,
in any of our other filings with the SEC, and in any free writing prospectus to read about risks that you should consider before investing in our common stock, including the risk of leverage.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
OUTSTANDING SECURITIES AS OF SEPTEMBER 30, 2024

Title of Class	Amount Authorized		Amount Held by Company for its Account	Amount Outstanding
Common Stock, $0.001 par value per share	200,000,000	*	—	162,505,144 shares
SBA Debentures	350,000,000			$175.0**
4.28% Notes due February 2025	50,000,000		—	$50.0**
4.31% Notes due June 2025	70,000,000		—	$70.0**
6.00% Notes due June 2025	50,000,000		—	$50.0**
4.50% Notes A due March 2026	50,000,000		—	$50.0**
4.55% Notes B due March 2026	50,000,000		—	$50.0**
2.625% Notes due September 2026	325,000,000		—	$325.0**
3.375% Notes due January 2027	350,000,000		—	$350.0**
4.95% Notes due July 2031	150,000,000		—	$150.0**
6.25% Notes due 2033	40,000,000		—	$40.0**

*	On October 28, 2024, the Company filed Articles of Amendment (the “Charter Amendment”) with the Secretary of State of the State of Maryland. The Charter Amendment amended the Company’s Articles of
Incorporation to increase the number of authorized shares of Company stock from 200.0 million shares to 300.0 million shares, as approved by the Company’s Board. The Charter Amendment is effective as of October 28, 2024.
**	Aggregate principal amount (in millions)

RISK FACTORS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Factors
An investment in our common stock may be speculative and involves risks, including total loss of investment. The companies in which we invest are also subject to special risks. See “Risk Factors” beginning on page 12 of the accompanying prospectus, in our most recent Annual Report on Form
10-K,
our subsequent Quarterly Reports on Form
10-Q,
in any of our other filings with the SEC, and in any free writing prospectus to read about risks that you should consider before investing in our common stock, including the risk of leverage.

Common Stocks [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Stock, $0.001 par value per share
Outstanding Security, Authorized [Shares]	200,000,000	[10]
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	162,505,144
6.00% Notes due June 2025 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	6.00% Notes due June 2025
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	50,000,000	[11]
6.25% Notes due 2033 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	6.25% Notes due 2033
Outstanding Security, Authorized [Shares]	40,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	40,000,000	[11]
4.28% Notes due February 2025 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	4.28% Notes due February 2025
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	50,000,000	[11]
4.55% Notes B due March 2026 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	4.55% Notes B due March 2026
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	50,000,000	[11]
3.375% Notes due January 2027 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	3.375% Notes due January 2027
Outstanding Security, Authorized [Shares]	350,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	350,000,000	[11]
2.625% Notes due September 2026 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	2.625% Notes due September 2026
Outstanding Security, Authorized [Shares]	325,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	325,000,000	[11]
4.31% Notes due June 2025 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	4.31% Notes due June 2025
Outstanding Security, Authorized [Shares]	70,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	70,000,000	[11]
SBA Debentures [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	SBA Debentures
Outstanding Security, Authorized [Shares]	350,000,000
Outstanding Security, Not Held [Shares]	175,000,000	[11]
4.50% Notes A due March 2026 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	4.50% Notes A due March 2026
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	50,000,000	[11]
4.95% Notes due July 2031 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	4.95% Notes due July 2031
Outstanding Security, Authorized [Shares]	150,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	150,000,000	[11]

[1]	Represents the estimated commission with respect to the shares of common stock being sold in this offering. Each Sales Agent will be entitled to compensation up to 2.0% of the gross proceeds of the sale of any shares of our common stock under the applicable Equity Distribution Agreement, with the exact amount of such compensation to be mutually agreed upon by the Company and the Sales Agent from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The percentage reflects estimated offering expenses of approximately $250,000, assuming all shares are sold under this prospectus supplement.
[3]	The expenses associated with the administration of our dividend reinvestment plan are included in “Operating expenses.” We pay all brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan” In the accompanying prospectus.
[4]	“Interest and fees paid in connection with borrowed funds” represent our estimated interest, fees, and credit facility expenses by annualizing our actual interest, fees and credit facility expenses incurred for the nine months ended September 30, 2024.
[5]	“Acquired fund fees and expenses” represent the estimated indirect expenses by annualizing our actual indirect expenses incurred due to investments in other investment companies and private funds for the nine months ended September 30, 2024.
[6]	We do not have an investment adviser and are internally managed by our executive officers under the supervision of our Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals.
[7]	“Operating expenses” represent our estimated operating expenses by annualizing our actual expenses for the nine months ended September 30, 2024, including all fees and expenses of our consolidated subsidiaries and excluding interest and fees on our debt.
[8]	“Total annual expenses” is the sum of “Operating expenses”, “Interest and fees paid in connection with borrowed funds”, and “Acquired fund fees and expenses”. “Total annual expenses” is presented as a percentage of weighted average net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) bear all of our fees and expenses, including the fees and expenses of our wholly-owned consolidated subsidiaries, all of which are included in this fee table presentation.
[9]	“Net assets attributable to common stock” equals the weighted average net assets for the nine months ended September 30, 2024, which is approximately $1,846.2 million.
[10]	On October 28, 2024, the Company filed Articles of Amendment (the “Charter Amendment”) with the Secretary of State of the State of Maryland. The Charter Amendment amended the Company’s Articles of Incorporation to increase the number of authorized shares of Company stock from 200.0 million shares to 300.0 million shares, as approved by the Company’s Board. The Charter Amendment is effective as of October 28, 2024.
[11]	Aggregate principal amount (in millions)